SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17:- SUBSEQUENT EVENTS

a.	On February 3, 2026, the Company declared a cash dividend of $0.20 per share. The dividend, which was in the aggregate amount of approximately $5.3 million, was paid on March 6, 2026 to all of the Company’s shareholders of record as of February 20, 2026.

b.	Subsequent to December 31, 2025, the Company repurchased additional 1,694,993 of its ordinary shares for an aggregate consideration of $13,292.